EARNINGS (LOSS) PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted

The calculation of earnings (loss) per share for the years ended December 31, 2019 and 2018 were as follows (amounts in thousands, except share and per share data):

Numerator:	2019	2018
Net income (loss)	$(11,102)	$53,607
Effect of common stock equivalents	—	—
Net income (loss) adjusted for common stock equivalents	$(11,102)	$53,607

Denominator:
Weighted average common shares – basic	51,214,986	11,168,490

Dilutive effect of common stock equivalents:
Options and Warrants	—	144,756

Denominator:
Weighted average common shares – diluted	51,214,986	11,313,246

Earnings (loss) per common share – basic	$(0.22)	$4.80
Earnings (loss) per common share – diluted	$(0.22)	$4.74

Schedule of antidilutive securities excluded from computation of earnings per share

For the years ended December 31, 2019 and 2018, the following share equivalents related to convertible debt and preferred stock, and options and warrants to purchase shares of common stock were excluded from the computation of diluted net income (loss) per share as the inclusion of such shares would be anti-dilutive.

	2019	2018
Common Shares Issuable for:
Convertible Debt	—	15,449,559
Options and Warrants	903,678	1,491,589
Total	903,678	16,941,148